SUPPLEMENT DATED JANUARY 24, 2014
TO THE PROSPECTUS DATED JULY 22, 2013,
AS AMENDED NOVEMBER 25, 2013

Arden Sage Triton Fund, L.L.C.
(the “Fund”)

Effective immediately, the following wire and mailing instructions for investors replace the instructions set forth on page B-ii of Appendix B to the Fund’s Prospectus.

Wire Instructions for Investors

Northern Trust International Banking Corp.
New York, NY
ABA:  026-001-122
Account #11107020010
Swift Code:  CNORUS33

Mailing Instructions for Investors

Please mail completed form to:

Via Regular Mail: Arden Sage Funds c/o UMB Fund Services PO BOX 2175 Milwaukee, WI 53201-2175 Fax: (816) 860-3140	Via Express Mail: Arden Sage Funds c/o UMB Fund Services 803 W Michigan St Milwaukee, WI 53233 Fax: (816) 860-3140

Please retain this Supplement for future reference.